Goodwill and Inatangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Inatangible Assets [Abstract]
GOODWILL AND INATANGIBLE ASSETS

NOTE 10 – GOODWILL AND INATANGIBLE ASSETS:

A.	Composition and movements:

	Technology	Software License	Patent	Brand Name	Customer Relations	Goodwill	Total
	USD in thousands
Cost:
Balance as of January 1, 2023	12,921	1,366	75	6,039	6,234	9,068	35,703
Additions (see section B below)	-	-	25	1,991	-	-	2,016
Currency translation	(13)	(62)	-	-	-	(10)	(85)
Impairment loss (see section C below)	-	(1,304)	-	-	-	(508)	(1,812)
Balance as of December 31, 2023	12,908	-	100	8,030	6,234	8,550	35,822
Accumulated Amortization:
Balance as of January 1, 2023	(2,869)	-	-	(1,230)	(742)	-	(4,841)
Additions	(2,026)	-	-	(757)	(891)	-	(3,674)
Currency translation	29	-	-	-	-	-	29
Balance as of December 31, 2023	(4,866)	-	-	(1,987)	(1,633)	-	(8,486)
Intangible assets, net, as of December 31, 2023	8,042	-	100	6,043	4,601	8,550	27,336

	Technology	Software License	Patent	Brand Name	Customer Relations	Goodwill	Total
	USD in thousands
Cost:
Balance as of January 1, 2022	478	1,506	75	6,039	-	926	9,024
Additions	-	35	-	-	-	-	35
Currency translation	(42)	(175)	-	-	-	(23)	(240)
Consolidation of Gix Internet (note 4F)	12,485	-	-	-	6,234	8,164	26,883
Balance as of December 31, 2022	12,921	1,366	75	6,039	6,234	9,068	35,703
Accumulated Amortization:
Balance as of January 1, 2022	(69)	-	-	(634)	-	-	(703)
Additions	(1,712)	-	-	(596)	(742)	-	(3,050)
Currency translation	(74)	-	-	-	-	-	(74)
Consolidation of Gix Internet (note 4F)	(1,014)	-	-	-	-	-	(1,014)
Balance as of December 31, 2022	(2,869)	-	-	(1,230)	(742)	-	(4,841)
Intangible assets, net, as of December 31, 2022	10,052	1,366	75	4,809	5,492	9,068	30,862

B.	Additions during 2023 and 2022:

1.	Following the Fort Acquisition on March 9, 2023, an amount of USD 1,991 thousand was recorded as additional Brand name. For additional information, see note 4E.

2.	Through the period from February 14, 2022, until February 28, 2022, the Company’s interest in Gix Internet increased to 38.03%, which resulted in gain of control in Gix Internet. Accordingly, Gix Internet was consolidated as of such date. As of the consolidation date, the Company recorded intangible assets in the amount of USD 17,705 thousand and goodwill in the amount of USD 6,602 thousand. For additional information see note 4F.

C.	Impairments during 2023 and 2022:

1.

As of December 31, 2023, the Group recognized indicators of impairment of the online advertising and internet traffic routing reporting unit. As a result, the Group performed an impairment test which included a quantitative analysis of the fair value of the reporting unit. The fair value was estimated using the income approach, which is based on the present value of the future cash flows attributable to the reporting unit. The Group compared the fair value of the reporting unit to its carrying amount. As the carrying amount exceeded the fair value, the Group recognized an impairment loss of USD 508 thousand in the consolidated statements of income/loss and other comprehensive income/loss, which was driven mainly due to a decrease in the cash flow projections. The impairment test was performed as of December 31, 2023, and did not take into account the recent developments in April 2024 as discussed in note 21(6).

During the year ended December 31, 2022, the Group did not recognize impairment losses.

2.	For more information on the impairment of the Software License of Eventer, see note 4D.